Notes on the Consolidated Statements of Operations and Comprehensive Loss - Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 49,224,000	€ 53,014,000
Revenue from performance obligations satisfied in previous periods	0
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 48,715,000	52,537,000
Subscription revenue | Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations, contract period (in months)	1 month
Subscription revenue | Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations, contract period (in months)	12 months
Advertising revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 509,000	€ 477,000